Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Detail) - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mortgages [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		€ 51,382
Liquidity risk [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			€ 978,354	€ 831,293
Liquidity risk [member] | 6.00% senior secured notes due 2020 [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			628,141	629,327
Liquidity risk [member] | Mortgages [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		51,382	53,640	54,412
Liquidity risk [member] | Finance lease liabilities [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		50,374	51,127	51,718
Liquidity risk [member] | Trade and other payables [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities	[1]	226,116	145,446	95,836
Liquidity risk [member] | 2017 Senior Secured Revolving Facility [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			100,000
Liquidity risk [member] | Senior note [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		1,188,387
Liquidity risk [member] | Contractual cash flows [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			1,113,122	1,007,022
Liquidity risk [member] | Contractual cash flows [member] | 6.00% senior secured notes due 2020 [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			737,500	775,000
Liquidity risk [member] | Contractual cash flows [member] | Mortgages [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		56,739	59,684	60,792
Liquidity risk [member] | Contractual cash flows [member] | Finance lease liabilities [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		66,094	70,492	75,394
Liquidity risk [member] | Contractual cash flows [member] | Trade and other payables [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities	[1]	226,116	145,446	95,836
Liquidity risk [member] | Contractual cash flows [member] | 2017 Senior Secured Revolving Facility [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			100,000
Liquidity risk [member] | Contractual cash flows [member] | Senior note [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		1,542,000
Liquidity risk [member] | Within one year [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			296,528	149,640
Liquidity risk [member] | Within one year [member] | 6.00% senior secured notes due 2020 [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			37,500	37,500
Liquidity risk [member] | Within one year [member] | Mortgages [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		5,372	9,380	12,137
Liquidity risk [member] | Within one year [member] | Finance lease liabilities [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		21,695	4,389	4,346
Liquidity risk [member] | Within one year [member] | Trade and other payables [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities	[1]	225,879	145,259	95,657
Liquidity risk [member] | Within one year [member] | 2017 Senior Secured Revolving Facility [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			100,000
Liquidity risk [member] | Within one year [member] | Senior note [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		57,000
Liquidity risk [member] | Between 1 and 5 years [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			762,800	798,410
Liquidity risk [member] | Between 1 and 5 years [member] | 6.00% senior secured notes due 2020 [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			700,000	737,500
Liquidity risk [member] | Between 1 and 5 years [member] | Mortgages [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		36,872	33,149	28,980
Liquidity risk [member] | Between 1 and 5 years [member] | Finance lease liabilities [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		26,720	29,625	31,904
Liquidity risk [member] | Between 1 and 5 years [member] | Trade and other payables [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities	[1]	31	26	26
Liquidity risk [member] | Between 1 and 5 years [member] | Senior note [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		228,000
Liquidity risk [member] | After 5 years [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities			53,794	58,972
Liquidity risk [member] | After 5 years [member] | Mortgages [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		14,495	17,155	19,675
Liquidity risk [member] | After 5 years [member] | Finance lease liabilities [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		17,679	36,478	39,144
Liquidity risk [member] | After 5 years [member] | Trade and other payables [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities	[1]	206	€ 161	€ 153
Liquidity risk [member] | After 5 years [member] | Senior note [member]
Disclosure of contractual maturities of financial liabilities [line items]
Financial liabilities		€ 1,257,000

[1]	The carrying amount excludes accrued interest on Senior Notes, Senior Secured Notes and mortgages, deferred revenues and rental holidays.